Financial Assets at Fair Value Through Other Comprehensive Income - Securities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial Assets at Fair Value Through Other Comprehensive Income - Securities
Note 8 – Financial Assets at Fair Value Through Other Comprehensive Income - Securities
The fair value and corresponding gross carrying amount of Financial Assets at Fair Value Through Other Comprehensive Income - Securities assets are as follows:

	12/31/2019				12/31/2018
	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Expected loss	Fair value	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Expected loss	Fair value
Brazilian government securities (1a)	48,718	2,014	—	50,732	27,064	775	—	27,839
Other government securities	36	—	(36)	—	36	—	(36)	—
Government securities – abroad (1b)	20,638	(64)	(3)	20,571	18,844	(70)	(2)	18,772
Germany	23	—	—	23	22	—	—	22
Colombia	3,851	27	—	3,878	5,491	14	—	5,505
Chile	11,119	89	—	11,208	7,647	7	(1)	7,653
United States	2,758	(2)	—	2,756	2,634	(16)	—	2,618
France	—	—	—	—	891	—	—	891
Italy	328	1	—	329	—	—	—	—
Paraguay	1,957	(174)	(3)	1,780	1,601	(71)	(1)	1,529
Uruguay	602	(5)	—	597	557	(4)	—	553
Other	—	—	—	—	1	—	—	1
Corporate debt securities (1c)	5,308	96	(47)	5,357	2,719	40	(47)	2,712
Negotiable Shares	83	66	—	149	77	84	—	161
Bank deposit certificates	2,371	—	—	2,371	1,053	—	—	1,053
Securitized real estate loans	25	1	—	26	—	—	—	—
Debentures	387	(10)	(43)	334	44	—	(42)	2
Eurobonds and others	2,439	39	(1)	2,477	1,542	(44)	(2)	1,496
Other	3	—	(3)	—	3	—	(3)	—

Total	74,700	2,046	(86)	76,660	48,663	745	(85)	49,323

(1)
Financial assets at fair value through other comprehensive income - Securities pledged in guarantee of funding transactions of financial institutions and customers were: a) R$ 27,864 (R$ 25,147 at 12/31/2018), b) R$ 590 (R$ 3,583 at 12/31/2018) and c) with no amount as of that date (R$ 237 at 12/31/2018), totaling R$ 28,454 (R$ 28,967 at 12/31/2018).

The gross carrying amount and the fair value of financial assets through other comprehensive income - securities by maturity are as follows:

	12/31/2019		12/31/2018
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	10,258	10,272	10,666	10,684
Non-stated maturity	83	149	77	161
Up to one year	10,175	10,123	10,589	10,523
Non-current	64,442	66,388	37,997	38,639
From one to five years	45,704	46,456	21,417	21,650
From five to ten years	11,101	11,649	11,906	12,029
After ten years	7,637	8,283	4,674	4,960

Total	74,700	76,660	48,663	49,323

Equity instruments at fair value through other comprehensive income - securities are presented in the table below:

	12/31/2019
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value
Negotiable shares	83	66	—	149

Total	83	66	—	149

	12/31/2018
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value
Negotiable shares	77	84	—	161

Total	77	84	—	161

In the period there was no receipt of dividends and there was no reclassification in Stockholders’ Equity.
ITAÚ UNIBANCO HOLDING adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a certain market.

	12/31/2019		12/31/2018
	Gross carrying amount	Fair Value	Gross carrying amount	Fair Value
Current	83	149	77	161
Non-stated maturity	83	149	77	161

Reconciliation of expected loss for Other financial assets, segregated by stages:

Stage 1	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Expected loss 12/31/2019
Financial assets at fair value through other comprehensive income	(85)		(1)	—	—	—	(86)

Government securities - abroad	—	(2)	(1)	—	—	—	(3)
Brazilian government securities	(36)	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	(36)
Corporate debt securities	(49)	2	—	—	—	—	(47)
Debentures	(43)	—	—	—	—	—	(43)
Eurobonds and others	(3)	2	—	—	—	—	(1)
Other	(3)	—	—	—	—	—	(3)

Stage 1	Expected loss 12/31/2017	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Expected loss 12/31/2018
Financial assets at fair value through other comprehensive income	(84)	(1)	(2)	2	—	—	(85)

Brazilian government securities	(36)	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	(36)
Corporate debt securities	(48)	(1)	(2)	2	—	—	(49)
Debentures	(43)	—	—	—	—	—	(43)
Eurobond and others	(2)	(1)	(2)	2	—	—	(3)
Other	(3)	—	—	—	—	—	(3)